Notes Payable - Summary of Company Issued and Publicly Sold Unsecured Senior Notes (Detail) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
2022 Ten-year Notes
Debt and Financial Instruments [Line Items]
Issue date	Nov. 28, 2012
Principal amount	$ 750
Mature date	Nov. 28, 2022
Effective interest rate	3.59%
2019 Notes
Debt and Financial Instruments [Line Items]
Issue date	Jun. 09, 2014
Principal amount	$ 1,000
Mature date	Jun. 09, 2019
Effective interest rate	3.00%
2020 Notes
Debt and Financial Instruments [Line Items]
Issue date	Jun. 30, 2015
Principal amount	$ 750
Mature date	Jun. 30, 2020
Effective interest rate	3.13%
2025 Ten-year Notes
Debt and Financial Instruments [Line Items]
Issue date	Jun. 30, 2015
Principal amount	$ 500
Mature date	Jun. 30, 2025
Effective interest rate	4.22%
2022 Five-year Notes
Debt and Financial Instruments [Line Items]
Issue date	Jul. 06, 2017
Principal amount	$ 900
Mature date	Jul. 06, 2022
Effective interest rate	3.08%
2027 Notes
Debt and Financial Instruments [Line Items]
Issue date	Jul. 06, 2017
Principal amount	$ 600
Mature date	Jul. 06, 2027
Effective interest rate	3.73%
2023 Notes
Debt and Financial Instruments [Line Items]
Issue date	Mar. 29, 2018
Principal amount	$ 1,000
Mature date	Sep. 29, 2023
Effective interest rate	3.99%
2028 March Notes
Debt and Financial Instruments [Line Items]
Issue date	Mar. 29, 2018
Principal amount	$ 500
Mature date	Mar. 29, 2028
Effective interest rate	4.50%
2024 Notes
Debt and Financial Instruments [Line Items]
Issue date	Nov. 14, 2018
Principal amount	$ 850
Mature date	May 14, 2024
2024 Notes | Minimum [Member]
Debt and Financial Instruments [Line Items]
Effective interest rate	4.51%
2024 Notes | Maximum [Member]
Debt and Financial Instruments [Line Items]
Effective interest rate	4.54%
2028 November Notes
Debt and Financial Instruments [Line Items]
Issue date	Nov. 14, 2018
Principal amount	$ 400
Mature date	Nov. 14, 2028
Effective interest rate	4.99%
2025 Five-year Notes
Debt and Financial Instruments [Line Items]
Issue date	Apr. 07, 2020
Principal amount	$ 600
Mature date	Apr. 07, 2025
Effective interest rate	3.22%
2030 Notes
Debt and Financial Instruments [Line Items]
Issue date	Apr. 07, 2020
Principal amount	$ 400
Mature date	Apr. 07, 2030
Effective interest rate	3.54%